PLEDGED ASSETS	12 Months Ended
Dec. 31, 2011
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 18: PLEDGED ASSETS

At December 31, 2010 and 2011, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 24,811.3 million and EUR 32,665.5 million, respectively.

The pledged amounts as at December 31, 2011 relate to:

  trading, available-for-sale and held-to-maturity debt securities of EUR 6,631.1 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,800.0 million pledged for funding purposes with ECB; and
  loans and advances to customers amounting to EUR 17,234.4 million pledged mainly with Bank of Greece for funding purposes.

Additionally, the Bank has pledged with the ECB for funding purposes:

  floating Rate notes of EUR 14,798.3 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 17); and
  special Greek government bonds of EUR 787.0 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 17 ).

NOTE 18: PLEDGED ASSETS

At December 31, 2010 and 2011, the Group pledged to central banks and other third parties for funding purposes, bonds, loans and other securities, of EUR 24,811.3 million and EUR 32,665.5 million, respectively.

The pledged amounts as at December 31, 2011 relate to:

  trading, available-for-sale and held-to-maturity debt securities of EUR 6,631.1 million pledged for funding purposes with the ECB, the European Investment Bank (“EIB”) and other central banks, as well as, for the purposes of transactions through TARGET with the Bank of Greece and with the derivatives clearing house (ETESEP);
  bonds covered with mortgage loans amounting to EUR 8,800.0 million pledged for funding purposes with ECB; and
  loans and advances to customers amounting to EUR 17,234.4 million pledged mainly with Bank of Greece for funding purposes.

Additionally, the Bank has pledged with the ECB for funding purposes:

  floating Rate notes of EUR 14,798.3 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 17); and
  special Greek government bonds of EUR 787.0 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 17 ).